Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months
Residential condominiums under development	¥ 116,416	¥ 118,458
Finished goods	112,813	108,901
Increase (decrease) in retained earnings	3,354,911	3,259,730
Other assets	2,226,849	2,068,768
Accounting Standards Update 2023-02
Significant Accounting Policies [Line Items]
Increase (decrease) in retained earnings	(157)
Other assets	¥ (157)
Investment in operating leases | Transportation equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	7 years
Investment in operating leases | Measuring and information-related equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	4 years
Investment in operating leases | Real Estate Other Than Land
Significant Accounting Policies [Line Items]
Estimated average useful lives	29 years
Investment in operating leases | Other
Significant Accounting Policies [Line Items]
Estimated average useful lives	8 years
Property under Facility Operations
Significant Accounting Policies [Line Items]
Depreciation expenses	¥ 41,671	35,615	¥ 34,622
Accumulated depreciation	238,185	205,320
Office Facilities
Significant Accounting Policies [Line Items]
Depreciation expenses	9,842	9,256	¥ 8,373
Accumulated depreciation	¥ 65,155	¥ 84,364
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority	50.00%
Minimum | Investment in Corporate Entities
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	20.00%
Minimum | Investments in Partnerships and Other Investments
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	3.00%
Maximum | Property under Facility Operations | Buildings
Significant Accounting Policies [Line Items]
Estimated average useful lives	50 years
Maximum | Property under Facility Operations | Structures
Significant Accounting Policies [Line Items]
Estimated average useful lives	60 years
Maximum | Property under Facility Operations | Property, Plant and Equipment, Other Types
Significant Accounting Policies [Line Items]
Estimated average useful lives	44 years
Maximum | Office Facilities | Buildings And Structures
Significant Accounting Policies [Line Items]
Estimated average useful lives	62 years
Maximum | Office Facilities | Machinery and equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	46 years
Maximum | Investment in Corporate Entities
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	50.00%
Maximum | Investments in Partnerships and Other Investments
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	5.00%